Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at beginning of period	¥ (55,517)	¥ (51,215)	¥ (49,927)
Change of valuation allowance	(23,393)	(4,302)	(1,288)
Balance at end of period	¥ (78,910)	¥ (55,517)	¥ (51,215)